Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.7%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 0.87% (A), 05/25/2034	$ 162,884	$ 162,989
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.11% (A), 04/14/2029 (B)	462,402	462,406
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 1.08% (A), 11/10/2030 (B)	1,800,000	1,800,621
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 1.18% (A), 07/15/2030 (B)	300,000	300,017
Apidos CLO XXVII
Series 2017-27A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (A), 07/17/2030 (B)	600,000	600,337
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.23% (A), 05/15/2037 (B)	700,000	700,221
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 1.18% (A), 05/15/2036 (B)	500,000	500,001
Arch Street CLO Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.00%, 1.13% (A), 10/20/2028 (B)	243,758	243,766
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 1.25% (A), 06/15/2031 (B)	1,200,000	1,200,461
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 1.07% (A), 08/14/2030 (B)	600,000	600,089
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.08% (A), 10/24/2030 (B)	600,000	600,172
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 10/15/2027 (B)	1,002,286	1,002,330
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.75% (A), 07/25/2035	171,889	172,344

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.15% (A), 06/25/2035	$ 400,000	$ 401,054
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.18% (A), 01/21/2028 (B)	368,425	368,446
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 1.14% (A), 02/18/2038 (B)	800,000	800,182
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.17% (A), 10/25/2035	500,000	499,973
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.35% (A), 06/25/2037	601,737	598,079
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 1.08% (A), 07/15/2030 (B)	300,000	300,007
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.13% (A), 07/20/2030 (B)	400,000	400,019
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	638,795	643,102
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 1.25% (A), 06/15/2039 (B)	600,000	600,000
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.21% (A), 05/15/2036 (B)	264,072	264,072
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 1.17% (A), 10/15/2030 (B)	400,000	400,009
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.91% (A), 10/25/2034	298,892	298,160
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 1.21% (A), 01/29/2030 (B)	300,000	300,011
MidOcean Credit CLO VIII
Series 2018-8A, Class A1R,
3-Month LIBOR + 1.05%, 1.18% (A), 02/20/2031 (B)	300,000	299,749

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 0.93% (A), 10/15/2026 (B)	$ 14,123	$ 14,123
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.79% (A), 12/26/2031 (B)	17,055	17,132
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.15% (A), 05/16/2030 (B)	400,000	400,020
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.02% (A), 11/15/2026 (B)	174,534	174,581
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 0.97% (A), 07/20/2029 (B)	900,000	900,323
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.04% (A), 11/25/2065 (B)	324,610	328,852
RAMP Trust
Series 2005-EFC4, Class M3,
1-Month LIBOR + 0.48%, 0.81% (A), 09/25/2035	3,483	3,483
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.31% (A), 02/25/2037	300,000	290,077
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 1.17% (A), 10/23/2030 (B)	600,000	600,101
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 0.76% (A), 11/25/2037	1,100,000	1,097,594
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.53% (A), 02/17/2032 (B)	737,582	747,258
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 1.30% (A), 07/20/2032 (B)	200,000	200,017
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR,
3-Month LIBOR + 0.90%, 1.04% (A), 01/23/2029 (B)	300,000	300,018
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.11% (A), 07/25/2030 (B)	600,000	600,007

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust
Series 2007-NS1, Class A4,
1-Month LIBOR + 0.30%, 0.39% (A), 01/25/2037	$ 700,000	$ 673,601
Steele Creek CLO Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.03% (A), 05/21/2029 (B)	278,843	278,667
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.09% (A), 05/25/2058 (B)	244,067	245,939
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	110,189	110,401
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.15% (A), 08/28/2029 (B)	1,300,000	1,300,018
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 1.07% (A), 06/20/2029 (B)	600,000	600,080
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 1.17% (A), 09/15/2030 (B)	300,000	300,083
Voya CLO Ltd.
Series 2016-4A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 07/20/2029 (B)	576,959	577,112
Series 2017-IA, Class A1R,
3-Month LIBOR + 0.95%, 1.08% (A), 04/17/2030 (B)	300,000	300,013
Wellfleet CLO Ltd.
Series 2017-1A, Class A1RR,
3-Month LIBOR + 0.89%, 1.02% (A), 04/20/2029 (B)	284,581	284,539
Zais CLO Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.28% (A), 04/15/2028 (B)	173,265	173,284

Total Asset-Backed Securities (Cost $24,891,276)		25,035,940

CORPORATE DEBT SECURITIES - 24.7%
Aerospace & Defense - 0.3%
Boeing Co.
2.20%, 02/04/2026	740,000	746,429
3.60%, 05/01/2034	200,000	208,772
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	318,750
3.95%, 06/15/2023	200,000	203,000

		1,476,951

Airlines - 0.9%
Air Canada
3.88%, 08/15/2026 (B)	500,000	504,225

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 477,978	$ 476,377
3.25%, 04/15/2030	159,464	153,968
3.50%, 08/15/2033	91,872	88,221
4.00%, 01/15/2027	47,474	46,072
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	260,298	261,007
3.80%, 03/20/2033 (B)	325,475	338,354
JetBlue Pass-Through Trust
4.00%, 05/15/2034	290,184	315,336
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	584,456
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	162,132	159,156
United Airlines Pass-Through Trust
2.88%, 04/07/2030	733,485	742,153
3.10%, 04/07/2030	733,485	731,338
5.88%, 04/15/2029	278,243	311,305

		4,711,968

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	600,000	658,863

Banks - 5.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	752,899
Banco Santander SA
3.49%, 05/28/2030	200,000	214,955
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,366,359
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	750,213
Barclays PLC
Fixed until 04/02/2024, 3.38% (A), 04/02/2025 (C)	EUR 200,000	250,672
3.65%, 03/16/2025	$ 1,200,000	1,289,465
BNP Paribas SA
Fixed until 02/25/2031 (D), 4.63% (A) (B) (E)	400,000	408,500
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A),	1,400,000	1,431,220
4.40%, 06/10/2025	1,200,000	1,327,666
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	197,515
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027 (E)	GBP 600,000	806,557
Fixed until 03/09/2026 (D), 4.00% (A) (E)	$ 300,000	298,125
Fixed until 12/17/2030 (D), 4.60% (A)	600,000	601,374
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	1,900,000	1,902,591
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	454,335
4.55%, 08/16/2028	1,400,000	1,612,298
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	687,517
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.11% (A), 09/11/2024	600,000	607,866
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	491,908
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	698,087

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander Holdings USA, Inc.
3.45%, 06/02/2025	$ 500,000	$ 535,212
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	509,423
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	500,000	498,259
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	200,000	196,621
Stichting AK Rabobank Certificaten
19.44% (F), 12/29/2049 (C) (D)	EUR 735,350	1,224,520
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,000,000	984,474
2.14%, 09/23/2030	400,000	386,200
Truist Financial Corp.
Fixed until 03/01/2030 (D), 5.10% (A)	1,000,000	1,149,500
UniCredit SpA
6.57%, 01/14/2022 (B)	600,000	609,704
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	536,486

		26,780,521

Beverages - 0.2%
Bacardi Ltd.
4.45%, 05/15/2025 (B)	100,000	110,182
4.70%, 05/15/2028 (B)	300,000	346,261
5.15%, 05/15/2038 (B)	100,000	122,828
Suntory Holdings Ltd.
2.25%, 10/16/2024 (B)	700,000	725,010

		1,304,281

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	500,000	596,188

Building Products - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	853,898
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	152,973
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	600,000	612,000

		1,618,871

Capital Markets - 1.5%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	600,000	616,506
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (D)	300,000	268,709
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (A) (E)	300,000	312,750
Credit Suisse Group AG
3.75%, 03/26/2025	2,900,000	3,126,514
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	EUR 300,000	365,679
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$ 500,000	508,542
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	200,000	213,197
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	300,000	324,402
4.25%, 10/14/2021	100,000	100,108

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
JAB Holdings BV
2.20%, 11/23/2030 (B)	$ 250,000	$ 245,059
Lazard Group LLC
4.38%, 03/11/2029	100,000	113,154
Moody’s Corp.
5.25%, 07/15/2044	100,000	133,266
MSCI, Inc.
3.63%, 11/01/2031 (B)	200,000	208,115
Nomura Holdings, Inc.
2.65%, 01/16/2025	400,000	416,537
UBS Group AG
4.13%, 09/24/2025 (B)	800,000	883,506

		7,836,044

Chemicals - 0.3%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	316,200
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,010
4.44%, 04/24/2023 (B)	200,000	209,056
5.18%, 04/24/2028 (B)	400,000	449,108
Yara International ASA
3.15%, 06/04/2030 (B)	500,000	526,893

		1,602,267

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	531,284

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	700,000	717,640
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	300,000	300,651
OneMain Finance Corp.
8.88%, 06/01/2025	400,000	434,000

		1,452,291

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	500,000	509,992
Berry Global, Inc.
1.57%, 01/15/2026 (B)	100,000	99,974
4.88%, 07/15/2026 (B)	700,000	735,035

		1,345,001

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,747,084
Aircastle Ltd.
4.13%, 05/01/2024	200,000	212,720
4.25%, 06/15/2026 (E)	200,000	218,545
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	448,235
DAE Funding LLC
1.55%, 08/01/2024 (B)	300,000	297,258
2.63%, 03/20/2025 (B)	600,000	610,386
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	49,193	49,375
GE Capital Funding LLC
4.40%, 05/15/2030	1,200,000	1,392,664
Helios Leasing I LLC
1.56%, 09/28/2024	53,764	54,634
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	627,961

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	$ 700,000	$ 712,661
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	500,000	514,225
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	300,000	302,250

		7,187,998

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
3.65%, 06/01/2051	500,000	506,543
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	300,000	355,807
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	213,860
Verizon Communications, Inc.
2.10%, 03/22/2028	1,100,000	1,115,658

		2,191,868

Electric Utilities - 2.1%
Alabama Power Co.
4.15%, 08/15/2044	400,000	467,859
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	183,184
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	500,000	496,750
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	474,314
Edison International
3.55%, 11/15/2024	200,000	212,050
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,373,277
FirstEnergy Corp.
1.60%, 01/15/2026	600,000	593,367
Georgia Power Co.
3.25%, 03/15/2051	100,000	100,403
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	640,829
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	676,515
Northern States Power Co.
2.60%, 06/01/2051	100,000	94,557
Pacific Gas & Electric Co.
1.37%, 03/10/2023	200,000	199,290
3.30%, 12/01/2027	100,000	102,857
3.50%, 06/15/2025 (H)	240,000	250,292
3.75%, 08/15/2042	800,000	721,448
4.25%, 08/01/2023 - 03/15/2046	1,000,000	1,006,919
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	600,000	603,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	212,394
4.00%, 04/01/2047	900,000	962,999
4.05%, 03/15/2042	100,000	107,085
4.65%, 10/01/2043	100,000	115,160
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,385,555
SP Group Treasury Pte Ltd.
3.38%, 02/27/2029 (B)	400,000	439,901

		11,420,005

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.75%, 06/15/2025	$ 100,000	$ 110,959
4.88%, 06/15/2029	300,000	344,847

		455,806

Entertainment - 0.0% (I)
Activision Blizzard, Inc.
2.50%, 09/15/2050	200,000	172,707

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	333,718
4.30%, 01/15/2026	800,000	886,478
4.50%, 07/30/2029	700,000	812,086
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	600,000	615,760
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,515,038
4.00%, 06/01/2025	1,250,000	1,364,036
Brixmor Operating Partnership LP
3-Month LIBOR + 1.05%, 1.18% (A), 02/01/2022	800,000	801,778
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	436,501
Essex Portfolio LP
4.00%, 03/01/2029	700,000	784,331
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	871,233
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033 (E)	300,000	296,900
STORE Capital Corp.
2.75%, 11/18/2030	400,000	401,418
UDR, Inc.
3.00%, 08/15/2031	400,000	418,100
VEREIT Operating PartnershipLP
4.63%, 11/01/2025	800,000	898,662
Weyerhaeuser Co.
4.00%, 11/15/2029	1,500,000	1,696,130
WP Carey, Inc.
4.60%, 04/01/2024	800,000	867,815

		12,999,984

Food & Staples Retailing - 0.0% (I)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	77,105	84,410

Food Products - 0.1%
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	253,916
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	100,000	98,813

		352,729

Gas Utilities - 0.2%
Southern California Gas Co.
4.13%, 06/01/2048	900,000	1,068,175

Health Care Providers & Services - 1.0%
Adventist Health System
2.43%, 09/01/2024	600,000	617,401
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	807,229
Banner Health
1.90%, 01/01/2031	400,000	396,417
CHRISTUS Health
4.34%, 07/01/2028	600,000	684,372

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Cigna Corp.
2.38%, 03/15/2031	$ 200,000	$ 201,447
CVS Health Corp.
5.05%, 03/25/2048	700,000	901,785
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	102,861
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	393,217
HCA, Inc.
4.13%, 06/15/2029	200,000	223,616
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	300,000	303,012
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	786,711

		5,418,068

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	571,000	658,126
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	400,000	429,528
5.38%, 04/15/2026	100,000	113,695
Marriott International, Inc.
2.85%, 04/15/2031	300,000	303,493
McDonald’s Corp.
3.80%, 04/01/2028	700,000	781,718
Sands China Ltd.
3.80%, 01/08/2026	400,000	412,280
Wynn Macau Ltd.
5.13%, 12/15/2029 (B)	200,000	188,000

		2,886,840

Insurance - 0.7%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	500,000	503,869
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (B)	200,000	207,152
Fidelity National Financial, Inc.
3.40%, 06/15/2030	700,000	750,971
First American Financial Corp.
4.30%, 02/01/2023	100,000	104,602
4.60%, 11/15/2024	50,000	54,828
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	300,000	316,395
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	200,000	249,562
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,200,000	1,363,320

		3,550,699

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	200,000	179,158
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B) (E)	300,000	328,245

		507,403

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041 (E)	500,000	458,635

IT Services - 0.0% (I)
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	102,512

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc.
2.55%, 03/23/2031	$ 200,000	$ 201,622

Machinery - 0.3%
Weir Group PLC
2.20%, 05/13/2026 (B)	500,000	504,752
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	1,000,000	1,074,941

		1,579,693

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	489,449

Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	1,200,000	1,253,784
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	95,198
4.20%, 03/15/2028	800,000	892,868
4.80%, 03/01/2050	300,000	335,927
Comcast Corp.
2.94%, 11/01/2056 (B)	2,152,000	2,032,753
Discovery Communications LLC
4.00%, 09/15/2055	608,000	633,664
SES SA
3.60%, 04/04/2023 (B)	200,000	207,831

		5,452,025

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B) (E)	200,000	206,750

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A) (E)	400,000	424,000
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	196,326

		620,326

Oil, Gas & Consumable Fuels - 2.0%
Aker BP ASA
4.00%, 01/15/2031 (B)	200,000	217,310
APT Pipelines Ltd.
4.25%, 07/15/2027 (B)	500,000	567,444
Boardwalk Pipelines LP
3.40%, 02/15/2031	600,000	629,823
Diamondback Energy, Inc.
2.88%, 12/01/2024	500,000	524,918
Dolphin Energy Ltd. LLC
5.50%, 12/15/2021 (C)	400,000	403,520
Energy Transfer LP
4.75%, 01/15/2026	100,000	111,719
5.80%, 06/15/2038	700,000	854,878
7.50%, 07/01/2038	150,000	208,046
Enterprise Products Operating LLC
3.20%, 02/15/2052	560,000	539,179
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (B)	100,000	103,166
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	522,871

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Pertamina Persero PT
4.18%, 01/21/2050 (B)	$ 600,000	$ 603,000
Petronas Energy Canada Ltd.
2.11%, 03/23/2028 (B)	300,000	300,874
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	728,763
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,893,078
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	500,000	500,025
Sinopec Group Overseas Development Ltd.
4.13%, 09/12/2025 (B)	900,000	990,246
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	200,000	206,690
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	200,000	258,020
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	404,960
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	42,495

		10,611,025

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,883,543
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	207,260

		2,090,803

Professional Services - 0.2%
Block Financial LLC
3.88%, 08/15/2030	600,000	651,864
IHS Markit Ltd.
4.75%, 08/01/2028	500,000	585,425

		1,237,289

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	234,927
2.88%, 02/15/2025 (B)	100,000	102,786
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	100,000	104,546
5.50%, 02/15/2024 (B)	84,000	91,654
Union Pacific Corp.
4.10%, 09/15/2067	300,000	351,964

		885,877

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	400,000	398,179
4.30%, 11/15/2032	700,000	783,487
Marvell Technology, Inc.
4.20%, 06/22/2023 (B)	400,000	422,350
Skyworks Solutions, Inc.
1.80%, 06/01/2026	400,000	405,125

		2,009,141

Software - 0.5%
Citrix Systems, Inc.
1.25%, 03/01/2026	200,000	196,651
Microsoft Corp.
2.92%, 03/17/2052	503,000	521,693

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
2.95%, 05/15/2025	$ 1,250,000	$ 1,326,221
VMware, Inc.
4.65%, 05/15/2027	500,000	573,859

		2,618,424

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	1,100,000	1,661,748
Seagate HDD Cayman
4.13%, 01/15/2031	700,000	729,750

		2,391,498

Tobacco - 0.0% (I)
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	203,927

Trading Companies & Distributors - 0.2%
BOC Aviation Ltd.
3.50%, 10/10/2024 (B) (E)	400,000	425,016
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	700,000	721,952

		1,146,968

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/2025 (B) (E)	350,000	371,201

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	525,000	560,700
5.15%, 09/20/2029 (B)	600,000	685,500
T-Mobile USA, Inc.
2.55%, 02/15/2031	100,000	100,244
2.63%, 04/15/2026	200,000	204,500

		1,550,944

Total Corporate Debt Securities (Cost $124,436,387)		132,439,331

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,812,089

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	600,000	612,006

Japan - 0.5%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	2,400,000	2,480,096

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,900,000	461,679
5.94%, 02/12/2029 (C)	1,900,000	461,679
8.20%, 08/12/2026 (B)	1,200,000	326,622

		1,249,980

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.3%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 500,000	$ 609,370
4.50%, 01/20/2022 (C)	700,000	708,400

		1,317,770

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	308,295

Romania - 0.0% (I)
Romania Government International Bond
2.63%, 12/02/2040 (B)	EUR 200,000	215,686

Saudi Arabia - 0.0% (I)
Saudi Arabia Government International Bond
4.50%, 04/22/2060 (C)	$ 200,000	238,960

Total Foreign Government Obligations (Cost $8,387,749)		8,234,882

LOAN ASSIGNMENTS - 0.2%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (A), 10/15/2038 (J) (K) (L)	929,717	898,033

IT Services - 0.1%
Virtusa Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/11/2028	298,500	298,574

Total Loan Assignments (Cost $1,212,198)		1,196,607

MORTGAGE-BACKED SECURITIES - 3.5%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	304,501	306,778
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.13% (A), 04/15/2036 (B)	700,000	698,543
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
SOFRA + 1.16%, 1.21% (A), 09/15/2036 (B)	38,746	38,746
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.37% (A), 05/25/2037	382,847	371,258
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 0.69% (A), 05/25/2035	35,982	30,301
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1,
3.26% (A), 04/25/2066 (B)	229,795	231,514
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	700,000	769,155

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2019-RPL9, Class A1,
2.96% (A), 10/27/2059 (B)	$ 258,013	$ 259,792
CSWF
Series 2021-SOP2, Class A,
1-Month LIBOR + 0.97%, 1.05% (A), 06/15/2034 (B)	1,000,000	996,284
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,696,545
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 1.23% (A), 04/15/2026 (B)	300,000	300,930
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.22% (A), 12/10/2044 (C)	GBP 67,079	90,136
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.16% (A), 07/15/2038 (B)	$ 696,377	698,343
GCAT LLC
Series 2019-4, Class A1,
3.23% (A), 11/26/2049 (B)	574,274	579,391
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
2.68% (A), 07/19/2035	71,611	60,926
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	945,929
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	892,292	953,625
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.77% (A), 04/25/2028	212,492	212,068
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	374,084	384,670
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,712,776
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.04% (A), 12/15/2048	1,584,642	14,607
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.61% (A), 05/25/2035	37,416	37,801
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	1,090,476
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	639,885	660,955
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	360,249	370,419

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 0.33% (A), 03/25/2035	$ 305,905	$ 302,295
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	GBP 1,208,086	1,640,556
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 253,902	262,954
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.26% (A), 06/10/2059 (C)	GBP 490,732	646,654
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.81% (A), 06/10/2059 (C)	111,804	146,975
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.41% (A), 06/10/2059 (C)	134,044	174,752
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.61% (A), 06/10/2059 (C)	105,192	137,683
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.76% (A), 08/25/2046	$ 562,882	555,830
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,622,547

Total Mortgage-Backed Securities (Cost $18,366,132)		19,002,214

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	302,040
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	313,222
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	477,041
University of California, Revenue Bonds,
Series BG,
1.61%, 05/15/2030	300,000	290,644

		1,382,947

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	499,150

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	370,000	381,374

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.3%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	$ 500,000	$ 499,800
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	700,000	942,542

		1,442,342

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	600,000	716,741

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.84% (A), 12/26/2031	32,927	33,015

Wisconsin - 0.0% (I)
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	240,000	250,275

Total Municipal Government Obligations (Cost $4,248,545)		4,705,844

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
Export-Import Bank of the US
1.58%, 11/16/2024	58,246	59,094
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	667,173	729,667
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	1,700,000	1,875,531
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.45% (A), 01/15/2038	704,141	705,416
1-Month LIBOR + 0.40%, 0.48% (A), 02/15/2041 - 09/15/2045	624,533	632,247
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.90% (A), 01/15/2038	704,141	44,926
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.81% (A), 09/15/2043	778,997	164,925
Federal National Mortgage Association
3.50%, 06/01/2045	99,468	106,661
3.79%, 01/01/2029	800,000	884,585
4.00%, 09/01/2050	2,668,684	2,859,982
4.50%, 04/01/2028 - 10/01/2041	222,067	247,295
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.64% (A), 02/25/2041	108,175	108,597
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	380,931	25,047
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.89% (A), 05/20/2066 - 06/20/2066	2,945,660	2,984,265

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
1.50%, TBA (M)	$ 700,000	$ 706,672
2.00%, TBA (M)	200,000	199,594
3.00%, TBA (M)	9,800,000	10,224,867
4.00%, TBA (M)	5,600,000	6,006,219

Total U.S. Government Agency Obligations (Cost $28,422,701)		28,565,590

U.S. GOVERNMENT OBLIGATIONS - 16.1%
U.S. Treasury - 16.1%
U.S. Treasury Bond
1.13%, 05/15/2040 (N)	5,060,000	4,364,250
1.38%, 11/15/2040 (N)	9,750,000	8,737,676
1.75%, 08/15/2041	2,100,000	2,002,547
1.88%, 02/15/2041 (N)	7,700,000	7,514,719
2.00%, 02/15/2050 (N)	60,000	58,779
2.25%, 05/15/2041 - 08/15/2049 (N)	2,420,000	2,506,506
2.88%, 11/15/2046 (N)	1,598,000	1,846,314
3.00%, 11/15/2045	70,000	82,318
3.00%, 02/15/2048 (E) (N)	2,350,000	2,787,137
3.00%, 08/15/2048 (N)	1,070,000	1,271,754
3.13%, 11/15/2041 - 05/15/2048 (N)	5,830,000	6,992,094
4.25%, 05/15/2039 (N)	5,100,000	6,938,191
4.38%, 05/15/2041 (N)	4,500,000	6,290,859
4.50%, 08/15/2039 (N)	15,300,000	21,450,481
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 05/15/2050 (E)	3,000,000	1,627,719
U.S. Treasury Note
0.13%, 01/15/2024 (N)	9,900,000	9,846,246
1.13%, 02/29/2028 (E)	190,000	188,671
1.75%, 12/31/2026	300,000	310,898
2.00%, 06/30/2024	700,000	729,176
2.13%, 03/31/2024 (O)	600,000	625,453

Total U.S. Government Obligations (Cost $86,107,520)		86,171,788

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 40.8%
U.S. Cash Management Bill
0.04% (P), 01/18/2022 - 01/25/2022	37,000,000	36,995,464
0.04% (P), 01/04/2022 (O)	4,000,000	3,999,694
U.S. Treasury Bill
0.03% (P), 11/26/2021 (O)	2,890,000	2,889,826
0.04% (P), 12/02/2021 - 12/16/2021	41,500,000	41,497,367
0.04% (P), 01/13/2022 (O)	2,500,000	2,499,736
0.05% (P), 01/27/2022 - 03/24/2022 (O)	7,700,000	7,698,550
0.05% (P), 01/20/2022 - 03/31/2022	123,500,000	123,476,436

Total Short-Term U.S. Government Obligations (Cost $219,053,953)		219,057,073

	Shares	Value

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (P)	4,445,903	4,445,903

Total Other Investment Company (Cost $4,445,903)		4,445,903

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.2%

Fixed Income Clearing Corp., 0.00% (P), dated 09/30/2021, to be repurchased at $11,622,204 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $11,854,650.

$ 11,622,204	$ 11,622,204

Total Repurchase Agreement (Cost $11,622,204)	11,622,204

Total Investments Excluding Options/Swaptions Purchased (Cost $531,194,568)	540,477,376
Total Options/Swaptions Purchased - 1.4% (Cost $9,058,268)	7,769,420

Total Investments (Cost $540,252,836)	548,246,796
Net Other Assets (Liabilities) - (2.1)%	(11,174,877)

Net Assets - 100.0%	$ 537,071,919

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (5.6)% (Q)

Bank of Nova Scotia, 0.07% (P), dated 09/09/2021, to be repurchased at $(21,975,779) on 10/06/2021. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(22,007,447).

	$ (21,974,625)	$ (21,975,565)
BofA Securities, Inc., 0.08% (P), dated 09/28/2021, to be repurchased at $(3,361,897) on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(3,329,901).	(3,361,875)	(3,361,897)
RBS Securities, Inc., 0.07% (P), dated 09/08/2021, to be repurchased at $(4,686,514) on 10/07/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(4,641,680).	(4,686,250)	(4,686,460)

Total Reverse Repurchase Agreements	$ (30,022,750)	$ (30,023,922)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,550.00	06/17/2022	USD	281,713,116	654	$9,008,668	$7,684,500

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	0.01%	12/28/2021	USD	8,000,000	$49,600	$84,920

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America High Yield Index - Series 36	CSS	Pay	1.04%	12/15/2021	USD	900,000	$(3,465)	$(3,447)
Put - North America Investment Grade Index - Series 36	BOA	Pay	0.70	11/17/2021	USD	2,100,000	(2,436)	(870)
Put - North America Investment Grade Index - Series 36	MSC	Pay	0.75	12/15/2021	USD	3,300,000	(3,495)	(2,075)
Put - North America Investment Grade Index - Series 36	BNP	Pay	0.75	12/15/2021	USD	1,500,000	(1,395)	(943)
Put - North America Investment Grade Index - Series 36	DUB	Pay	0.75	12/15/2021	USD	1,500,000	(1,305)	(943)
Put - North America Investment Grade Index - Series 36	CSS	Pay	0.80	12/15/2021	USD	1,400,000	(1,421)	(757)
Put - North America Investment Grade Index - Series 36	MSC	Pay	0.80	12/15/2021	USD	2,400,000	(2,256)	(1,297)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN (continued):

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80%	12/15/2021	USD	1,600,000	$(1,660)	$(865)
Put - North America Investment Grade Index - Series 36	MSC	Pay	0.75	11/17/2021	USD	700,000	(704)	(236)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.80	10/20/2021	USD	900,000	(954)	(63)
Put - North America Investment Grade Index - Series 36	BOA	Pay	0.80	11/17/2021	USD	400,000	(356)	(112)
Put - North America Investment Grade Index - Series 36	GSI	Pay	0.90	11/17/2021	USD	1,600,000	(1,600)	(328)
Put - North America Investment Grade Index - Series 36	DUB	Pay	1.02	01/19/2022	USD	1,800,000	(8,820)	(8,279)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.80	01/19/2022	USD	2,100,000	(2,678)	(2,697)

Total							$(32,545)	$(22,912)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 30-Year	BOA	3-Month USD-LIBOR	Pay	0.02%	12/28/2021	USD	1,600,000	$(49,600)	$(103,381)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(82,145)	$(126,293)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.47%	USD	300,000	$6,686	$3,462	$3,224
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.55	USD	500,000	10,765	6,847	3,918

Total							$17,451	$10,309	$7,142

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 34	1.00%	Quarterly	12/20/2025	USD	200,000	$(8,174)	$(11,439)	$3,265
MSCI Emerging Markets Index - Series 36	1.00	Quarterly	12/20/2026	USD	700,000	(27,774)	(24,494)	(3,280)
North America High Yield Index - Series 36	5.00	Quarterly	06/20/2026	USD	1,300,000	120,477	115,305	5,172
North America High Yield Index - Series 37	5.00	Quarterly	12/20/2026	USD	100,000	9,347	9,535	(188)
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	7,300,000	176,678	175,855	823
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD	11,600,000	278,094	281,392	(3,298)

Total						$548,648	$546,154	$2,494

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(1,289)	$3	$(1,292)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(4,125)	1,336	(5,461)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,900,000	18,628	—	18,628
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	2,400,000	17,121	—	17,121
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	2,700,000	15,144	—	15,144
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	4,262	—	4,262
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	(59,354)	(65,138)	5,784
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	03/16/2032	EUR	4,600,000	9,985	88,007	(78,022)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	(80,316)	(93,431)	13,115

Total							$(79,944)	$(69,223)	$(10,721)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	JPM	1.00%	Quarterly	12/20/2026	1.68%	USD	400,000	$(13,403)	$(10,840)	$(2,563)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	2.10	USD	600,000	(32,227)	(30,011)	(2,216)

Total								$(45,630)	$(40,851)	$(4,779)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$27,853	$(128,099)	$155,952
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,698,817	15,945	(94,102)	110,047

Total							$43,798	$(222,201)	$265,999

									Value
OTC Swap Agreements, at value (Assets)									$43,798
OTC Swap Agreements, at value (Liabilities)									$(45,630)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	186	12/21/2021	$24,813,821	$24,479,344	$—	$(334,477)
10-Year U.S. Treasury Ultra Note	26	12/21/2021	3,862,864	3,776,500	—	(86,364)
30-Year U.S. Treasury Bond	9	12/21/2021	1,471,372	1,432,969	—	(38,403)
E-Mini Russell 2000® Index	243	12/17/2021	27,111,225	26,739,720	—	(371,505)
Euro-BTP Italy Government Bond	28	12/08/2021	4,987,040	4,928,315	—	(58,725)
MSCI EAFE Index	476	12/17/2021	56,352,342	53,954,600	—	(2,397,742)
S&P 500® E-Mini Index	1,108	12/17/2021	246,481,558	238,095,350	—	(8,386,208)
U.S. Treasury Ultra Bond	6	12/21/2021	1,196,400	1,146,375	—	(50,025)

Total					$—	$(11,723,449)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(5)	12/31/2021	$(617,808)	$(613,711)	$4,097	$—
Euro OAT	(32)	12/08/2021	(6,247,084)	(6,151,301)	95,783	—
German Euro Bund	(54)	12/08/2021	(10,774,957)	(10,622,393)	152,564	—

Total					$252,444	$—

Total Futures Contracts					$252,444	$(11,723,449)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/01/2021	USD	143,383	DKK	895,000	$3,973	$—
BNP	10/05/2021	USD	515,450	MXN	10,464,000	9,001	—
BNP	10/22/2021	RUB	6,399,449	USD	87,158	400	—
BNP	01/12/2022	MXN	84,000	USD	4,102	—	(92)
BOA	10/04/2021	GBP	2,578,000	USD	3,485,826	—	(12,218)
BOA	11/02/2021	USD	3,485,979	GBP	2,578,000	12,246	—
BOA	11/22/2021	RUB	200,921	USD	2,688	47	—
BOA	12/20/2021	RUB	206,056	USD	2,763	24	—
CITI	10/01/2021	DKK	94,372	USD	14,850	—	(150)
CITI	10/04/2021	USD	2,234,117	EUR	1,889,000	45,813	—
CITI	11/22/2021	RUB	373,609	USD	5,000	83	—
CITI	12/20/2021	RUB	135,830	USD	1,829	7	—
CITI	03/25/2022	USD	1,599,870	PEN	5,892,641	188,707	—
CITI	04/01/2022	USD	14,850	DKK	94,015	150	—
CSS	11/22/2021	RUB	41,993	USD	562	9	—
GSB	10/04/2021	USD	1,156,908	BRL	6,166,320	25,480	—
GSB	10/04/2021	BRL	3,083,160	USD	582,663	—	(16,949)
GSB	10/22/2021	RUB	10,625	USD	141	4	—
GSB	11/03/2021	BRL	3,083,160	USD	575,754	—	(12,578)
GSB	11/22/2021	RUB	47,991	USD	644	9	—
GSB	12/20/2021	RUB	330,665	USD	4,444	26	—
HSBC	10/04/2021	EUR	119,000	USD	139,134	—	(1,279)
HSBC	10/05/2021	MXN	10,464,000	USD	497,043	9,406	—
HSBC	11/22/2021	RUB	8,037	USD	108	2	—
MSC	10/01/2021	DKK	849,844	USD	133,477	—	(1,100)
MSC	04/01/2022	USD	133,477	DKK	846,641	1,100	—
SCB	10/04/2021	USD	3,834,341	GBP	2,798,000	64,304	—
SCB	10/04/2021	GBP	220,000	USD	301,464	—	(5,036)
SCB	10/22/2021	RUB	13,460,375	USD	178,873	5,294	—

Total						$366,085	$(49,402)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$25,035,940	$—	$25,035,940
Corporate Debt Securities	—	132,439,331	—	132,439,331
Foreign Government Obligations	—	8,234,882	—	8,234,882
Loan Assignments	—	298,574	898,033	1,196,607
Mortgage-Backed Securities	—	19,002,214	—	19,002,214
Municipal Government Obligations	—	4,705,844	—	4,705,844
U.S. Government Agency Obligations	—	28,565,590	—	28,565,590
U.S. Government Obligations	—	86,171,788	—	86,171,788
Short-Term U.S. Government Obligations	—	219,057,073	—	219,057,073
Other Investment Company	4,445,903	—	—	4,445,903
Repurchase Agreement	—	11,622,204	—	11,622,204
Exchange-Traded Options Purchased	7,684,500	—	—	7,684,500
Over-the-Counter Interest Rate Swaptions Purchased	—	84,920	—	84,920

Total Investments	$12,130,403	$535,218,360	$898,033	$548,246,796

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$602,047	$—	$602,047
Centrally Cleared Interest Rate Swap Agreements	—	65,140	—	65,140
Over-the-Counter Credit Default Swap Agreements	—	43,798	—	43,798
Futures Contracts (X)	252,444	—	—	252,444
Forward Foreign Currency Contracts (X)	—	366,085	—	366,085

Total Other Financial Instruments	$252,444	$1,077,070	$—	$1,329,514

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(30,023,922)	$—	$(30,023,922)
Over-the-Counter Credit Default Swaptions Written	—	(22,912)	—	(22,912)
Over-the-Counter Interest Rate Swaptions Written	—	(103,381)	—	(103,381)
Centrally Cleared Credit Default Swap Agreements	—	(35,948)	—	(35,948)
Centrally Cleared Interest Rate Swap Agreements	—	(145,084)	—	(145,084)
Over-the-Counter Credit Default Swap Agreements	—	(45,630)	—	(45,630)
Futures Contracts (X)	(11,723,449)	—	—	(11,723,449)
Forward Foreign Currency Contracts (X)	—	(49,402)	—	(49,402)

Total Other Financial Instruments	$(11,723,449)	$(30,426,279)	$—	$(42,149,728)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $79,159,818, representing 14.7% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $4,849,630, representing 0.9% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,418,279, collateralized by cash collateral of $4,445,903 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,210,068. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2021; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At September 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 3.04%, 05/28/2032	05/25/2021 - 06/21/2021	$503,936	$508,542	0.1%

(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2021, the value of this security is $250,292, representing less than 0.1% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $1,851,658, representing 0.3% of the Portfolio’s net assets.
(L)	Fixed rate loan commitment at September 30, 2021.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2021 was $6,671,119 at a weighted average interest rate of (0.01)%.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $17,313,336.
(P)	Rates disclosed reflect the yields at September 30, 2021.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2021 was $50,710,192 at a weighted average interest rate of 0.09%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 17

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 18